Filed pursuant to Rule 497(a)
File No. 333-220385
Rule 482ad

Capital Southwest Corporation Q3 2018 Earnings Presentation 5400 Lyndon B. Johnson Freeway, Suite 1300 Dallas, Texas 75240 214.238.5700 capitalsouthwest.com February 6, 2018

This presentation contains forward-looking statements within the meaning of The Private Securities Litigation Reform Act of 1995 relating to, among other things, the business, financial condition and results of operations of Capital Southwest, the anticipated investment strategies and investments of Capital Southwest, and future market demand. Any statements that are not statements of historical fact are forward-looking statements. Forward-looking statements are often, but not always, preceded by, followed by, or include words such as "believe," "expect," "intend," "plan," "should" or similar words, phrases or expressions or the negative thereof. These statements are made on the basis of the current beliefs, expectations and assumptions of the management of Capital Southwest and speak only as of the date of this presentation. There are a number of risks and uncertainties that could cause Capital Southwest’s actual results to differ materially from the forward-looking statements included in this presentation. For a further discussion of some of the risks and uncertainties applicable to Capital Southwest and its business, see Capital Southwest’s Annual Report on Form 10-K for the fiscal year ended March 31, 2017 and its subsequent filings with the Securities and Exchange Commission. Other unknown or unpredictable factors could also have a material adverse effect on Capital Southwest’s actual future results, performance, or financial condition. As a result of the foregoing, readers are cautioned not to place undue reliance on these forward-looking statements. Capital Southwest does not assume any obligation to revise or to update these forward-looking statements, whether as a result of new information, subsequent events or circumstances, or otherwise, except as may be required by law. Forward-Looking Statements

Bowen S. Diehl President and Chief Executive Officer Michael S. Sarner Chief Financial Officer Chris Rehberger VP Finance / Treasurer Conference Call Participants

CSWC is a middle-market lending firm focused on supporting the acquisition and growth of middle-market companies across the capital structure CSWC was formed in 1961, and became a BDC in 1988 Publicly-traded on NASDAQ: Common Stock (“CSWC”) and Notes (“CSWCL”) Internally Managed BDC with RIC status for tax purposes December 2014 announced intent to spin-off of industrial growth company (“CSW Industrials”; Nasdaq: CSWI) tax free January 2015 launched credit investment strategy September 2015 completed tax free spin off of CSWI 18 employees based in Dallas, Texas Total Balance Sheet Assets of $403 MM as of December 31, 2017 Manage I-45 Senior Loan Fund (“I-45 SLF”) in partnership with Main Street Capital (Nasdaq: MAIN) CSWC Company Overview

Financial Highlights Q3 2018 Pre-Tax Net Investment Income (“NII”) of $4.3 MM or $0.27 per share Declared and Paid Quarterly Dividend of $0.26 per share Total Annualized Earnings Return on Equity of 13.9% for the quarter NAV per share increased to $18.44 from $18.26 Net Portfolio Growth of 14%, increasing portfolio assets to $367 MM from $322 MM in prior quarter $71.1 MM committed in five new originations and two add-ons $21.1 MM proceeds received from three portfolio exits Received $2.3 MM dividend from I-45 SLF, an effective yield of 13.5% at fair value $145 MM available on Credit Facility and $21 MM in cash and cash equivalents as of quarter end Q3 2018 Highlights

Capital Raising Highlights Amended ING Credit Facility Increased the facility commitments to $180 MM with an accordion to $250 MM Amended key terms, including reducing interest rate to L + 3.00% with a step-down and extending maturity to November 2021 Raised $57.5 MM in Notes Offering (“NASDAQ: CSWCL”) 5.95% coupon, maturity in December 2022 At the time of issuance, CSWCL coupon represented lowest spread to 5 Year US Treasury Rate compared to recent Notes Offerings Significant Progress in Capital Formation Select BDC Baby Bonds - Spreads at Issuance Pricing Date BDC Ticker Aggregate Value ($MM) Coupon 5Y UST Yield at Issuance Spread to 5Y UST Yield 1/30/2018 Fidus Investment Corp. FDUSL $43.5 5.875% 2.510% 3.365% 12/12/2017 Capital Southwest Corporation CSWCL $57.5 5.950% 2.180% 3.770% 7/11/2017 TriplePoint Venture Growth BDC Corp. TPVY $74.8 5.750% 1.920% 3.830% 8/16/2017 Stellus Capital Investment Corporation SCA $48.9 5.750% 1.790% 3.960% 11/8/2017 MVC Capital, Inc. MVCD $115.0 6.250% 2.010% 4.240% 8/9/2017 KCAP Financial, Inc. KCAPL $77.4 6.125% 1.810% 4.315% 8/21/2017 Harvest Capital Credit Corp. HCAPZ $28.8 6.125% 1.760% 4.365% 9/26/2017 Horizon Technology Finance Corporation HTFA $37.4 6.250% 1.870% 4.380% Median (Excl. CSWCL) $48.9 6.125% 1.870% 4.240%

Over the past four quarters, CSWC has generated $0.96 per share in Pre-Tax NII and paid out $0.90 per share in regular dividends LTM dividend coverage of 107% of Pre-Tax NII Eight consecutive quarters of dividend per share growth In addition, paid out a Special Dividend of $0.26 in Q4 2017 generated primarily from realized gains earned over prior 12 months Dividend Yield increased to 6.3% at 12/31/17 from 1.2% at 3/31/16 NAV has increased to $18.44 per share at 12/31/17 from $17.34 per share at 3/31/16 Track Record of Dividend and NAV Growth Continues (1) The Special Dividend of $0.26 is not included in the Dividend Yield calculation 1.2% 1.8% 3.0% 4.2% 4.5%1 5.2% 5.6% 6.3% Dividend Yield – Annualized Quarterly Dividend / CSWC Share Price at Qtr. End

Capitalization in place today to achieve target leverage of 0.75x - 0.85x $145 MM currently undrawn on credit facility ($180 MM total committed) Significant potential NII growth without additional capital required to be raised Funded Path to Target Leverage Debt Outstanding ($MM) Credit Facility Drawn $35.0 December 2022 Notes Outstanding $55.2 Total Debt Outstanding $90.2 Current Leverage (12/31/17) 0.30X Committed Availability on Credit Facility $145.0 Pro Forma Leverage with Credit Availability Invested 0.79X Target Leverage 0.75X - 0.85X Current Capitalization (12/31/17)

CORE: Lower Middle Market (“LMM”): CSWC led or Club Deals Companies with EBITDA between $3 MM and $15 MM Typical leverage of 2x – 4x Debt to EBITDA through CSWC debt Commitment size up to $20 MM with hold sizes generally $10 to $15 MM Both Sponsored and Non-sponsored deals Securities include first lien, unitranche, second lien and subordinated debt Frequently make equity co-investments alongside CSWC debt OPPORTUNISTIC: Upper Middle Market (“UMM”): Syndicated or Club, First and Second Lien Companies typically have in excess of $50 MM in EBITDA Typical leverage of 3x – 5.5x Debt to EBITDA through CSWC debt position Hold sizes generally $5 to $10 MM Floating Rate First and Second Lien debt securities More liquid assets relative to Lower Middle Market investments Provides flexibility to invest/divest opportunistically based on market conditions and liquidity position Two Pronged Investment Strategy

Strong Quarter of CSWC Originations $71.1 MM in new committed investments during the quarter ($66.1 MM funded) at a weighted average debt YTM of 11.4% At close, $3.0 MM Revolver was unfunded At close, $2.0 MM Revolver was unfunded The investment is structured as a first lien last out term loan Note: Market Segment refers to Upper Middle Market (“UMM”) and Lower Middle Market (“LMM”) Q3 2018 Portfolio Originations Name Industry Type Market Total Commitment (in $000s) Debt Spread Debt Yield to Maturity Amware Add-On Distribution 1st Lien LMM $1,111 9.50% 17.7% Elite SEM Add-On Media, Marketing, & Entertainment 1st Lien / Equity LMM $5,439 10.65% (3) 12.8% Delphi Health Solutions Healthcare Services 1st Lien LMM $7,500 7.50% 9.6% LGM Pharma (1) Healthcare Products Revolver / 1st Lien / Equity LMM $14,100 8.50% 10.7% Clickbooth (2) Media, Marketing, & Entertainment Revolver / 1st Lien LMM $19,500 8.50% 10.9% Capital Pawn Consumer Products and Retail 1st Lien LMM $12,922 9.50% 12.8% ResearchNow Business Services 2nd Lien UMM $10,500 9.50% 10.9% Total $71,072 11.4%

Q3 2018 CSWC Portfolio Prepayments Prepayments continue to demonstrate our track record of generating attractive risk adjusted returns on shareholders’ capital During the quarter, received $21.1 MM in proceeds from three Upper Middle Market exits with a weighted average IRR of 13% Since launch of credit strategy in 2015, received $97 MM in proceeds from 17 portfolio company exits with a weighted average IRR of 19.1% Note: Market Segment refers to Upper Middle Market (“UMM”) and Lower Middle Market (“LMM”) Q3 2018 Portfolio Exits Name Industry Type Market Proceeds (in $000s) Realized Gain (in $000s) IRR Redbox Gaming & Leisure 1st Lien UMM $7,000 $187 13.8% Digital Room Paper & Forest Products 2nd Lien UMM $7,070 $124 15.1% ResearchNow Business Services 2nd Lien UMM $7,000 $72 10.8% Total / Wtd. Avg. $21,070 $383 13.2%

CSWC Portfolio Asset Mix by Market Lower Middle Market 1st Lien portfolio growth continues Note: All metrics above exclude the I-45 Senior Loan Fund At December 31, 2017, we had equity ownership in approximately 70.6% of our LMM investments The weighted-average annual effective yields were computed using the effective interest rates for all debt investments at cost as of December 31, 2017, including accretion of original issue discount but excluding fees payable upon repayment of the debt instruments and any debt investments on non-accrual status. As of December 31, 2017, there were no investments on non-accrual status. Weighted-average annual effective yield is higher than what an investor in shares in our common stock will realize on its investment because it does not reflect our expenses or any sales load paid by an investor. Weighted average metrics are calculated using investment cost basis weighting Includes CSWC debt investments only. Calculated as the amount of each portfolio company’s debt (including CSWC’s position and debt senior or pari passu to CSWC’s position, but excluding debt subordinated to CSWC’s position) in the capital structure divided by each portfolio company’s adjusted EBITDA. Management uses this metric as a guide to evaluate relative risk of its position in each portfolio debt investment Investment Portfolio - Statistics at 12/31/17 US$ in 000s Lower Middle Market (1) Upper Middle Market Number of Portfolio Companies 17 11 Total Cost $185,821 $69,449 Total Fair Value $229,889 $70,074 Average Hold Size (at Cost) $10,931 $6,314 % First Lien Investments (at Cost) 73.4% 59.7% % Second Lien Investments (at Cost) 0.0% 40.3% % Subordinated Debt Investments (at Cost) 10.2% 0.0% % Equity (at Cost) 16.4% 0.0% Wtd. Avg. Yield (2)(3) 11.5% 10.2% Wtd. Avg. EBITDA of Issuer ($MM's) (3) $8.9 $88.1 Wtd. Avg. Leverage through CSWC Security (3) (4) 3.4x 4.3x

Robust Lower Middle Market First Lien Portfolio CSWC Balance Sheet Portfolio continues to migrate to LMM and 1st Lien Investments LMM Investments have increased to 69% of the credit portfolio at 12/31/17 from 18% at 6/30/16 First Lien Investments have increased to 79% of the credit portfolio at 12/31/17 from 42% at 6/30/16 Originations Heavily Weighted to First Lien Robust LMM Portfolio Growth

CSWC Portfolio Mix as of 12/31/17 at Fair Value Current Investment Portfolio (By Type) Current Investment Portfolio (By Industry) Current Investment Portfolio of $367 MM continues to be granular and diverse

Interest Rate Sensitivity Fixed vs. Floating Portfolio Composition (1) Debt Portfolio Exposure at 12/31/17 Well-Positioned for Rising Interest Rate Environment Note: Illustrative change in NII is based on a projection of CSWC’s existing debt investments as of 12/31/17, adjusted only for changes in Base Rates. The results of this analysis include the I-45 Senior Loan Fund, which is comprised of 100% floating rate assets and liabilities. (1) Portfolio Composition includes I-45 assets pro rata as a % of CSWC’s equity investment in the fund Change in Base Interest Rates Illustrative NII Change ($'s) Illustrative NII Change (Per Share) 50 bps $1,214,016 $0.08 100bps $2,428,032 $0.15 150bps $3,642,047 $0.23 200bps $4,856,063 $0.30

I-45 Portfolio Overview Current I-45 Portfolio (By Industry) I-45 loan portfolio of $218 MM is 96% first lien with average hold size of 2.3% (1) Through I-45 Security Telecommunications Retail Capital Equipment Services: Business Healthcare & Pharmaceuticals Current I-45 Portfolio (By Type) 3/31/2017 6/30/2017 9/30/2017 12/31/2017 Total Debt Investments at Fair Value $200,243 $209,863 $223,807 $217,964 Number of Issuers 43 46 46 44 Wtd. Avg. Issuer EBITDA $81,417 $80,909 $79,009 $73,392 Avg. Investment Size as a % of Portfolio 2.3% 2.2% 2.2% 2.3% Wtd. Avg. Net Leverage on Investments (1) 3.0x 3.5x 3.5x 3.3x Wtd. Avg. Yield 7.9% 7.9% 7.7% 7.4% Wtd. Avg. Duration (Yrs) 4.3 4.9 4.8 4.7 I-45 Portfolio Statistics

Income Statement (In Thousands, except per share amounts) Quarter Ended 3/31/17 Quarter Ended 6/30/17 Quarter Ended 9/30/17 Quarter Ended 12/31/17 Investment Income Interest Income $4,113 $4,520 $5,282 $5,566 Dividend Income $3,002 $3,004 $3,088 $3,149 Fees and Other Income $611 $200 $139 $304 Total Investment Income $7,726 $7,724 $8,509 $9,019 Expenses Cash Compensation $1,704 $1,638 $1,606 $1,885 Share Based Compensation $382 $368 $384 $479 General & Administrative $1,360 $1,228 $1,364 $907 Spin-off Related Expenses $172 $172 $173 $172 Total Expenses (excluding Interest) $3,618 $3,406 $3,527 $3,443 Interest Expense $543 $738 $911 $1,275 Pre-Tax Net Investment Income $3,565 $3,580 $4,071 $4,301 Taxes and Gain / (Loss) Income Tax Benefit (Expense) ($284) ($144) ($134) $362 Net realized gain (loss) on investments $4,098 $624 $210 $617 Net increase (decrease) in unrealized appreciation of investments ($1,402) $1,384 $4,496 $4,963 Net increase (decrease) in net assets resulting from operations $5,977 $5,444 $8,643 $10,243 Weighted Average Diluted Shares Outstanding 16,044 16,072 16,078 16,176 Pre-Tax Net Investment Income Per Dil. Weighted Average Share $0.22 $0.22 $0.25 $0.27 Quarterly Dividends per Share $0.19 $0.21 $0.24 $0.26

Balance Sheet (In Thousands, except per share amounts) Quarter Ended 3/31/2017 Quarter Ended 6/30/2017 Quarter Ended 9/30/2017 Quarter Ended 12/31/2017 Assets Portfolio Investments $286,880 $306,582 $321,860 $367,120 Cash & Cash Equivalents $22,386 $12,359 $33,329 $20,527 Deferred Tax Asset $2,017 $1,858 $1,846 $2,080 Other Assets $14,469 $10,391 $11,635 $13,123 Total Assets $325,752 $331,190 $368,670 $402,850 Liabilities December 2022 Notes $0 $0 $0 $55,236 Credit Facility $25,000 $25,000 $56,000 $35,000 Payable for Unsettled Transaction $0 $9,263 $0 $0 Other Liabilities $15,680 $9,500 $20,156 $14,084 Total Liabilities $40,680 $43,763 $76,156 $104,320 Shareholders Equity Net Asset Value $285,072 $287,427 $292,514 $298,530 NAV per Share $17.80 $17.96 $18.26 $18.44 Debt to Equity 0.09x 0.09x 0.19x 0.30x Shares Outstanding at Period End 16,011 16,006 16,019 16,187

Portfolio Statistics CSWC utilizes an internal 1 - 4 investment rating system in which 1 represents material outperformance and 4 represents material underperformance. All new investments are initially set to 2 Includes dividends from Media Recovery, Inc. and I-45 Senior Loan Fund Excludes CSWC equity investment in I-45 Senior Loan Fund At Fair Value Continuing to build a well performing credit portfolio with no non-accruals Quarter Ended 3/31/2017 Quarter Ended 6/30/2017 Quarter Ended 9/30/2017 Quarter Ended 12/31/2017 Portfolio Statistics Fair Value of Debt Investments $167,447 $181,725 $187,316 $226,441 Average Debt Investment Hold Size $6,698 $7,269 $7,805 $8,709 Fair Value of Debt Investments as a % of Par 99% 99% 99% 99% % of Debt Portfolio on Non-Accrual (at Fair Value) 0.0% 0.0% 0.0% 0.0% Weighted Average Investment Rating (1) 1.9 2.0 2.0 2.0 Weighted Average Yield on Debt Investments 10.28% 10.51% 10.71% 10.95% Total Fair Value of Portfolio Investments $286,880 $306,582 $321,860 $367,120 Weighted Average Yield on all Portfolio Investments (2) 10.49% 10.43% 10.65% 10.55% Investment Mix (Debt vs. Equity) (3) (4) 75% / 25% 76% / 24% 74% / 26% 75% / 25% Investment Mix (Yielding vs. Non-Yielding) (4) 95% / 5% 95% / 5% 94% / 6% 94% / 6%

Significant Unused Debt Capacity with Long-Term Duration As of December 31, 2017, CSWC’s credit facility had $180.0 MM in total commitments, with an accordion feature which could increase total commitments up to $250.0 MM Based upon outstanding balances as of December 31, 2017 Issued in December 2017; redeemable at CSWC’s option beginning December 2019 Earliest Debt Maturity occurs in November 2021 Facility Total Commitments Interest Rate Maturity Principal Drawn Credit Facility (1) $180.0 MM L + 3.00% with Step-Down November 2021 $35.0 MM December 2022 Notes ("NASDAQ: CSWCL") $57.5 MM 5.95% December 2022 $57.5 MM

Investment Income Detail Constructing a portfolio of investments with recurring cash yield Non-Recurring income principally made up of acceleration of unamortized OID and prepayment fees Recurring cash interest income continues to grow quarter over quarter Higher non-recurring prepayment fees in Q3 2018 versus previous quarter PIK income remains a minor portion of NII (In Thousands) Quarter Ended 3/31/17 Quarter Ended 6/30/17 Quarter Ended 9/30/17 Quarter Ended 12/31/17 Investment Income Breakdown Cash Interest $3,913 $4,264 $5,082 $5,357 Cash Dividends $3,002 $3,004 $3,018 $3,076 PIK Income $63 $73 $70 $72 Amortization of purchase discounts and fees $136 $183 $200 $209 Management/Admin Fees $115 $128 $139 $146 Prepayment Fees & Other Income $497 $72 $0 $159 Total Investment Income $7,726 $7,724 $8,509 $9,019 Key Metrics Cash Income as a % of Investment Income 97% 97% 97% 97% % of Total Investment Income that is Recurring (1) 90% 93% 97% 95%

Financial Highlights Solid Earnings Growth as portfolio continues to perform Quarter Ended 3/31/2017 Quarter Ended 6/30/2017 Quarter Ended 9/30/2017 Quarter Ended 12/31/2017 Financial Highlights Pre-Tax Net Investment Income Per Wtd Avg Diluted Share $0.22 $0.22 $0.25 $0.27 Annualized Pre-Tax Net Investment Income Return on Equity (ROE) 4.97% 5.00% 5.64% 5.82% Realized Earnings Per Wtd Avg Diluted Share $0.46 $0.25 $0.26 $0.33 Annualized Realized Earnings ROE 10.29% 5.68% 5.75% 7.15% Earnings Per Wtd Avg Diluted Share $0.37 $0.34 $0.54 $0.63 Annualized Earnings Return on Equity (ROE) 8.33% 7.61% 11.97% 13.87% Quarterly Dividends Per Share $0.19 $0.21 $0.24 $0.26 Special Dividends per Share $0.26 $0.00 $0.00 $0.00 NAV Per Share $17.80 $17.96 $18.26 $18.44

Corporate Information Board of Directors Senior Management Fiscal Year End Inside Directors Bowen S. Diehl March 31 Bowen S. Diehl President & Chief Executive Officer Independent Auditor Independent Directors Michael S. Sarner David R. Brooks Chief Financial Officer, Secretary & Treasurer Jack D. Furst T. Duane Morgan William R. Thomas Investor Relations Corporate Counsel John H. Wilson Michael S. Sarner Capital Southwest 214-884-3829 Corporate Offices & Website msarner@capitalsouthwest.com 5400 LBJ Freeway Transfer Agent 13th Floor Securities Listing American Stock Transfer & Trust Company, LLC Dallas, TX 75240 NASDAQ: CSWC (Common Stock) 800-937-5449 http://www.capitalsouthwest.com NASDAQ: CSWCL (Notes) www.amstock.com Contact Information National Securities Corporation Christopher R. Testa Direct: 212-417-7447 Ladenburg Thalmann Mickey M. Schleien, CFA Direct: 305-572-4131 Janney Montgomery Scott, LLC Mitchel Penn, CFA Direct: 410-583-5976 Jones Day / Eversheds Sutherland RSM US Chicago, IL Industry Analyst Coverage Firm Analyst